Gain on Maturities of Life Settlements with Subrogation Rights - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Insurance Risks [Line Items]
Policy collection, net of subrogation expenses	$ 3,500,000
Face value of policy			10,000,000
Death benefit recognized, net of subrogation expenses			3,200,000
Subrogation Expenses		910,000	312,000
Proceed collected from insurance settlements		$ 6,100,000